Severance And Facility Exiting Reserves	12 Months Ended
Dec. 31, 2015
Severance And Facility Exiting Reserves [Abstract]
Severance And Facility Exiting Liabilities

NOTE 27 – SEVERANCE AND FACILITY EXITING LIABILITIES

The following table summarizes liabilities (pre-tax) related to closing facilities and employee severance:

Severance and Facility Exiting Liabilities (dollars in millions)

	Severance		Facilities
	Number of Employees	Liability	Number of Facilities	Liability	Total Liabilities
December 31, 2013	125	$17.7	15	$33.3	$51.0
Additions and adjustments	150	28.8	2	(2.2)	26.6
Utilization	(228)	(37.8)	(5)	(7.4)	(45.2)
December 31, 2014	47	8.7	12	23.7	32.4
Additions and adjustments	74	38.7	2	1.6	40.3
Utilization	(68)	(10.5)	(6)	(6.2)	(16.7)
December 31, 2015	53	$36.9	8	$19.1	$56.0

CIT continued to implement various organization efficiency and cost reduction initiatives, such as our international rationalization activities and CIT announced a reorganization of management in the 2015 fourth quarter. The severance additions primarily relate to employee termination benefits incurred in conjunction with these initiatives. The facility additions primarily relate to location closings and consolidations in connection with these initiatives. These additions, along with charges related to accelerated vesting of equity and other benefits, were recorded as part of the $58.2 million and $31.4 million provisions for the years ended December 31, 2015 and 2014, respectively.